Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts

Schedule II - Sheet 1

AT&T INC.
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Allowance for Doubtful Accounts
Dollars in Millions

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at	Charged to	Charged to
	Beginning of	Costs and	Other			Balance at End
	Period	Expenses (a)	Accounts (b)	Acquisitions (c)	Deductions (d)	of Period

Year 2015	$454	1,416	-	214	1,380	$704
Year 2014	$483	1,032	(32)	-	1,029	$454
Year 2013	$547	954	(30)	-	988	$483

(a) Includes amounts previously written off which were credited directly to this account when recovered.
Excludes direct charges and credits to expense for nontrade receivables in the consolidated statements of income.
(b) Includes amounts related to long-distance carrier receivables which were billed by AT&T.
(c) Acquisitions of DIRECTV and wireless properties in Mexico in 2015.
(d) Amounts written off as uncollectible, or related to divested entities.

Schedule II - Sheet 2

AT&T INC.
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Allowance for Deferred Tax Assets
Dollars in Millions

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at	Charged to	Charged to
	Beginning of	Costs and	Other	Acquisitions	Deductions	Balance at End
	Period	Expenses	Accounts (a)	(b)	(c)	of Period

Year 2015	$1,182	283	373	420	117	$2,141
Year 2014	$927	-	445	-	190	$1,182
Year 2013	$886	94	-	-	53	$927

(a) Includes current year reclassifications from other balance sheet accounts.
(b) Acquisitions of DIRECTV and wireless properties in Mexico in 2015.
(c) Reductions to valuation allowances related to deferred tax assets.